Fair Value of Assets and Liabilities - The Sensitivities Related to Market Servicing Rates and Prepayment Rates (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Change in servicing rate		0.10%
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Weighted-average market servicing rate assumptions	[1]	0.63%	0.57%
Servicing assets, rate increase		$ (5,673)	$ (3,504)
Servicing liabilities, rate increase		964	1,589
Servicing assets, rate decrease		5,812	3,610
Servicing liabilities, rate decrease		$ (825)	$ (1,483)

[1]	Represents total market servicing rates, which include collection fees.